Cover	Apr. 14, 2025
Document Information Line Items
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 14, 2025
Entity Ex Transition Period	false
Entity File Number	001-41145
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1585450
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6434
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	917
Local Phone Number	446-0469
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class A Ordinary Share And Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	HAIUF
Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	HAIAF
Class A Ordinary Share Warrant [Member]
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	HAIWF